Deferred tax	12 Months Ended
Jun. 30, 2021
Deferred tax
Deferred tax

15Deferred tax

		2021	2020
for the year ended 30 June	Note	Rm	Rm
Reconciliation
Balance at beginning of year		(12 511)	17 978
Current year charge		(8 956)	(27 873)
per the income statement	13	(9 324)	(27 320)
per the statement of comprehensive income		368	(553)
Reclassification from/(to) held for sale		424	(880)
Disposal of investment¹		(85)	–
Foreign exchange differences recognised in income statement		(103)	142
Translation of foreign operations		4 513	(1 878)
Balance at end of year		(16 718)	(12 511)

Comprising
Deferred tax assets		(24 511)	(31 665)
Deferred tax liabilities		7 793	19 154
		(16 718)	(12 511)

1Taxation related to the disposal of our investment in Aethylen-Rohrleitungs-Gesellschaft mbH & Co. KG.

15Deferred tax continued

Deferred tax assets and liabilities are determined based on the tax status and rates of the underlying entities. The decrease in deferred tax assets relates mainly to our US operations. We anticipate sufficient profits to be generated in future to utilise the deferred tax asset against. These US tax losses do not expire.

The decrease in the deferred tax liability relates mainly to the impairments within the South African Integrated value chain.

	2021	2020
for the year ended 30 June	Rm	Rm
Attributable to the following tax jurisdictions
· South Africa	3 169	12 676
· United States of America	(18 556)	(22 865)
· Germany	(1 085)	(1 651)
· Mozambique	323	699
· Other	(569)	(1 370)
	(16 718)	(12 511)
Deferred tax is attributable to temporary differences on the following:
Net deferred tax assets:
Property, plant and equipment	6 287	(5 285)
Right of use assets	1 024	1 103
Short- and long-term provisions	(3 731)	(4 065)
Calculated tax losses	(24 097)	(18 768)
Financial liabilities	(1 324)	(2 238)
Other	(2 670)	(2 412)
	(24 511)	(31 665)
Net deferred tax liabilities:
Property, plant and equipment	13 392	25 423
Right of use assets	1 370	1 150
Current assets	(1 124)	(894)
Short- and long-term provisions	(3 948)	(3 371)
Calculated tax losses	(11)	(448)
Financial liabilities	135	(517)
Other	(2 021)	(2 189)
	7 793	19 154

15Deferred tax continued

Deferred tax assets have been recognised for the carry forward amount of unutilised tax losses relating to the group’s operations where, among other things, some taxation losses can be carried forward indefinitely and there is compelling evidence that it is probable that sufficient taxable profits will be available in the future to utilise all tax losses carried forward.

	2021	2020
for the year ended 30 June	Rm	Rm
Calculated tax losses
(before applying the applicable tax rate)
Available for offset against future taxable income	105 428	100 301
Utilised against the deferred tax balance	(102 890)	(79 294)
Not recognised as a deferred tax asset[1]	2 538	21 007
Calculated tax losses carried forward that have not been recognised:
Expiry within 1 year	3	—
Expiry between one and five years	1 150	1 201
Expiry thereafter	608	19 090
Indefinite life	777	716
	2 538	21 007
1	Included in 2020 are calculated tax losses of R18,5 billion relating to Sasol Canada which was classified as held for sale at 30 June 2021. The Group disposed of its investment in Sasol Canada in July 2021.

Areas of judgement:

Sasol companies are involved in tax litigation and tax disputes with various tax authorities in the normal course of business. A detailed assessment is performed regularly on each matter and a provision is recognised where appropriate. Although the outcome of these claims and disputes cannot be predicted with certainty, Sasol believes that open engagement and transparency will enable appropriate resolution thereof.

A deferred tax asset is recognised to the extent that it is probable that future taxable profits will be available against which the deferred tax asset can be utilised. This includes the significant tax losses incurred at our US operations where we anticipate sufficient profits to be generated in future to utilise the deferred tax asset against. These losses do not expire. The provision of deferred tax assets and liabilities reflects the tax consequences that would follow from the expected recovery or settlement of the carrying amount of its assets and liabilities.

15Deferred tax continued

Unremitted earnings at end of year that would be subject to foreign dividend withholding tax and after tax effect if remitted

Deferred tax liabilities are not recognised for the income tax effect that may arise on the remittance of unremitted earnings by foreign subsidiaries, joint operations and incorporated joint ventures. It is management’s intention that, where there is no double taxation relief, these earnings will be permanently re-invested in the group.

	2021	2020
for the year ended 30 June	Rm	Rm
Unremitted earnings at end of year that would be subject to dividend withholding tax	26 662	27 750
Europe	20 051	19 943
Rest of Africa	1 933	2 807
Other	4 678	5 000

Tax effect if remitted	455	380
Europe	277	133
Rest of Africa	155	225
Other	23	22

Dividend withholding tax

Dividend withholding tax is payable at a rate of 20% on dividends distributed to shareholders. Dividends paid to companies and certain other institutions and certain individuals are not subject to this withholding tax. This tax is not attributable to the company paying the dividend but is collected by the company and paid to the tax authorities on behalf of the shareholder.

On receipt of a dividend, the company includes the dividend withholding tax in its computation of the income tax expense.

	2021	2020
for the year ended 30 June	Rm	Rm
Undistributed earnings at end of year that would be subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	99 061	90 508
Maximum withholding tax payable by shareholders if distributed to individuals	19 812	18 102

Accounting policies:

The income tax charge is determined based on net income before tax for the year and includes current tax, deferred tax and dividend withholding tax.

The current tax charge is the tax payable on the taxable income for the financial year applying enacted or substantively enacted tax rates and includes any adjustments to tax payable in respect of prior years.

15	Deferred tax continued

Deferred tax is provided for using the liability method, on all temporary differences between the carrying amount of assets and liabilities for accounting purposes and the amounts used for tax purposes and on any tax losses using enacted or substantively enacted tax rates at the reporting date that are expected to apply when the asset is realised or liability settled.

Deferred tax assets and liabilities are offset when the related income taxes are levied by the same taxation authority, there is a legally enforceable right to offset and there is an intention to settle the balances on a net basis.